Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of accounts receivable

	December 31, 2016	December 31, 2015
Accounts receivable – trade	$38,746	$24,028
Accounts receivable – holdbacks	528	—
Accounts receivable – other	806	708
	$40,080	$24,736